Investments in associates (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Investments in associates		$ 10,886	$ 13,435	$ 10,927
Aeropuertos Ecologicos de Galapagos S.A.
Disclosure of associates [line items]
Main activity	[1]	Airport Operation	Airport Operation
Country of incorporation	[1]	Ecuador	Ecuador
Percentage of ownership	[1]	99.90%	99.90%
Investments in associates	[1]	$ 1,000	$ 1,000
Sociedad Aeroportuaria KunturWasi S.A.
Disclosure of associates [line items]
Main activity	[2]	Airport Operation	Airport Operation
Country of incorporation	[2]	Peru	Peru
Percentage of ownership	[2]	47.68%	47.68%
Investments in associates	[2]	$ 0	$ 0
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Main activity		Airport Operation	Airport Operation
Country of incorporation		Peru	Peru
Percentage of ownership		50.00%	50.00%
Investments in associates		$ 8,640	$ 11,762
Others
Disclosure of associates [line items]
Country of incorporation		0
Percentage of ownership		0.00%	0.00%
Investments in associates		$ 1,246	$ 673

[1]	Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Direcci n General de Aviaci n Civil ("DGAC"), however, the Group maintains the operational management of such company and therefore has significant influence.
[2]	On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero. Refer to note 25.a Peruvian proceedings.